OPERATING LEASE COMMITMENTS (Schedule of Future Minimum Lease Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Lease Commitments [Abstract]
Operating lease payments due, 2013	$ 1,528
Operating lease payments due, 2014	1,504
Operating lease payments due, 2015	1,388
Operating lease payments due, 2016	999
Operating lease payments due, 2017	679
Operating lease payments due, total	$ 6,098